William J. Evers
                                                        Vice President & Counsel
                                                                  (212) 314-5027
                                                            Fax:  (212) 707-7954

                                                               October 2, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   AXA Equitable Life Insurance Company
      Separate Account A
      New Registration Statement on Form N-4

      CIK No. 0000089024
-----------------------------------------------

Commissioners:

On behalf of AXA Equitable Life Insurance Company ("AXA Equitable"), we are filing herewith a new Registration Statement on Form N-4 under the Securities Act of 1933 ("1933 Act") and Amendment No. 197 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 ("1940 Act") with respect to AXA Equitable Life's Separate Account A.

The Registration Statement relates to our EQUI-VEST(R) 201 group flexible premium variable annuity contract with variable options funded through AXA Equitable's Separate Account A. EQUI-VEST(R) 201 will be offered and sold through both AXA Equitable's wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account A, and the distributors of EQUI-VEST(R) 201 contracts are AXA Distributors, LLC and AXA Advisors, LLC, both of which are affiliates of AXA Equitable.

EQUI-VEST(R) 201 is a flexible premium deferred variable annuity contract to be offered in the TSA and EDC markets. The contract features a Guaranteed withdrawal benefit for life ("GWBL") for TSA contract owners only. The GWBL guarantees lifetime withdrawal amounts up to a maximum amount per contract year, provided amounts are allocated to the GWBL variable investment options.

We anticipate using the new EQUI-VEST(R) 201 prospectus and statement of additional information contained in this filing on December 8, 2008. That is the same date on which we are seeking effectiveness of this new registration statement. In order to do so, we would like to begin printing our prospectus no later than December 1, 2008. To that end, we would greatly appreciate the Staff's

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efforts in providing us with comments by November 13, 2008, or as soon as possible thereafter. We will then file a pre-effective amendment that will address any Staff comments, add financial information, and provide any additional exhibits (including contract forms) that might be necessary.

In addition, disclosure in connection with Guaranteed withdrawal benefit for life feature will also be made to the contract covered by the following Form N-4 Registration Statement: File No. 333-130988. AXA Equitable hereby proposes to file the substantially identically modified prospectus disclosure via post-effective amendment to said Form N-4 registration statement pursuant to Rule 485(b)(1)(vii). AXA Equitable hereby represents that the prospectus will reflect any changes to the prospectus filed in this Registration Statement made pursuant to comments from the Staff. We note that this filing approach is consistent with the SEC Staff's November 7, 1996 generic comment letter in which the Staff stated that it had granted approval under this provision when registrants were "simultaneously making a number of filings that contained identical changes, rendering separate Staff review of each filing duplicative." (1996 SEC No-Act, Lexis 840 (Nov. 7, 1996)).

Please contact the undersigned at (212) 314-5027 or, in my absence, Christopher Palmer, Esq. of Goodwin Procter at (202) 346-4253. Thank you in advance for your prompt attention to this matter.


                                      Very truly yours,




                                      /s/ William J. Evers
                                      --------------------
                                      William J. Evers



cc:  Christopher Palmer, Esq.